Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events
Purchases
30700 Russell Ranch—Westlake Village, CA
On January 4, 2018, the Account purchased an office property located in Westlake Village, California for $32.8 million.
Carrington Park—Plano, TX
On February 22, 2018, the Account purchased an apartment property located in Plano, Texas for $64.2 million.
Churchill on the Park—Dallas, TX
On March 1, 2018, the Account purchased an apartment property located in Dallas, Texas for $71.2 million.
Sales
Urban Centre—Tampa, FL
On March 8, 2018, the Account sold an office property located in Tampa, Florida for a net sales price of $141.1 million, realizing a loss of $12.1 million from the sale, the majority of which has been previously recognized as unrealized losses in the Account’s Consolidated Statements of Operations. The Account’s cost basis in the property at the date of the sale was $153.2 million.
Loans Receivable
Aspen Lake Office Portfolio —Austin, TX
On March 2, 2018, the Account entered into a $20.0 million mezzanine loan receivable position secured by Borrower's ownership interest in Aspen Lake Office Portfolio. The loan has an interest rate of 8.25% and is interest only through maturity. The loan matures on March 10, 2028.
Financings
Storage Portfolio I—Various, U.S.A.
On February 2, 2018, Storage Portfolio I, LLC joint venture investment, in which the Account holds a 66.02% interest, refinanced a mortgage loan that is secured with a portfolio of storage properties located throughout the United States.The mortgage loan now has an outstanding principal balance of $151.2 million. The debt has an interest rate of 4.5325%, maturing March 1, 2028 and is interest only.
Circa Green Lake—Seattle, WA
On February 21, 2018, the Account entered into a new mortgage loan with a principal amount of $52.0 million, secured by an apartment property investment located in Seattle, Washington. The debt has an interest rate of 3.710%, maturing March 5, 2025 and is interest only.
Union - South Lake Union—Seattle, WA
On February 21, 2018, the Account entered into a new mortgage loan with a principal amount of $57.0 million, secured by an apartment property investment located in Seattle, Washington. The debt has an interest rate of 3.660%, maturing March 5, 2025 and is interest only.
99 High Street—Boston, MA
On February 22, 2018, the Account entered into a new mortgage loan with a principal amount of $277.0 million, secured by an office property investment located in Boston, Massachusetts. The debt has an interest rate of 3.900%, maturing March 1, 2030 and is interest only.
Marketable Securities
On February 22, 2018, the Account purchased $100.0 million of real estate-related securities.
Other
Storage Portfolio I—Various, U.S.A.
On February 2, 2018, the Account restructured its Storage Portfolio I, LLC joint venture, which holds a portfolio of storage properties across the United States, reducing the Account's interest in the joint venture to 66.02%.